Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9. SUBSEQUENT EVENTS
On October 5, 2020, the Company filed a definitive proxy statement with the SEC in regards to the above business combination agreement as well as additional proposals for stockholders to vote on at a special meeting on October 28, 2020.
NOTE 9. SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued.